Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Summary of Changes in Company's Ownership

A summary of changes in the Company’s ownership of AB for the years ended December 31, 2019 and 2018 is as follows (in thousands):

	Years Ended December 31,
	2019	2018
Net loss attributable to Histogen, Inc. stockholders	$(2,966)	$(6,125)
Decrease in Histogen, Inc.’s paid-in capital for purchase of 100,000 common shares of AB from noncontrolling interest	—	(100)

Change from net loss attributable to Histogen, Inc. stockholders and transfers to noncontrolling interest	$(2,966)	$(6,225)